Trade and other receivables, net - Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables, net
Trade receivables, gross		$ 226,112	$ 168,714
Other receivables, gross		182,137	115,696
Allowance for doubtful accounts		(10,006)	(10,089)	$ (9,361)
Other Receivables		172,131	105,607
Total trade and other receivables, net		376,227	252,308
Other accounts receivable, net		287,712	211,715
Trade and other receivables, net		88,515	40,593
Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross		78,860	56,312
Advances to suppliers [Member]
Trade and other receivables, net
Other Receivables		9,275	7,542
Tax claims [Member]
Trade and other receivables, net
Other Receivables		42,602	2,573
Related entities [Member]
Trade and other receivables, net
Trade receivables, gross	[1]	6,247	7,177
Other Receivables		2,967	3,705
Other minors [Member]
Trade and other receivables, net
Other Receivables		743	2,738
Minera Yanacocha SRL and subsidiary [Member]
Trade and other receivables, net
Other receivables, gross		43,311	49,895
Allowance for doubtful accounts		(1,384)	(1,384)	$ (1,384)	$ (1,407)
Other Receivables		41,927	48,511
Total trade and other receivables, net		42,610	55,900
Other accounts receivable, net		18,962	32,610
Trade and other receivables, net		23,648	23,290
Minera Yanacocha SRL and subsidiary [Member] | Foreign clients [Member]
Trade and other receivables, net
Trade receivables, gross		683	7,389
Minera Yanacocha SRL and subsidiary [Member] | Advances to suppliers [Member]
Trade and other receivables, net
Other Receivables		9,872	16,897
Minera Yanacocha SRL and subsidiary [Member] | Tax claims [Member]
Trade and other receivables, net
Other Receivables		3,946	3,532
Minera Yanacocha SRL and subsidiary [Member] | Related entities [Member]
Trade and other receivables, net
Other Receivables		598	794
Minera Yanacocha SRL and subsidiary [Member] | Other minors [Member]
Trade and other receivables, net
Other Receivables		5,247	5,382
Minera Yanacocha SRL and subsidiary [Member] | Credit of tax on net assets [Member]
Trade and other receivables, net
Other Receivables		$ 23,648	$ 23,290

[1]	(b)Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.